Form N-23C-1

Report for Calendar month Ending August 31, 1999
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  Swiss Helvetia Fund, Inc.
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                                                              Approximate asset value
                                      Number of                 or approximate asset       Name of
  Date of each    Identification of   shares       Price per    coverage per share at      Seller or of
  transaction     each security       purchased    share        time of purchase           Sellers Broker
________________________________________________________________________________________________________
                  Swiss Helvetia
                   Fund-(Cusip-
   8/2/99           870875101)            6900      14.0444            17.37                 NYSE
   8/3/99            (same)               3300      14.0625            17.41                 NYSE
   8/4/99            (same)               2900      14.125             17.51                 NYSE
   8/5/99            (same)               6900      14.0281            17.24                 NYSE
   8/6/99            (same)               6900      13.9375            17.11                 NYSE
  8/11/99            (same)               6600      13.8466            16.9                  NYSE
  8/12/99            (same)               6600      14.0653            17.11                 NYSE
  8/13/99            (same)               6600      14.25              17.26                 NYSE
  8/16/99            (same)               2300      14.2011            17.38                 NYSE
  8/18/99            (same)               5800      14.1498            17.31                 NYSE
  8/19/99            (same)               2100      14.1756            17.55                 NYSE
  8/20/99            (same)                500      14.25              17.73                 NYSE
  8/23/99            (same)               5400      14.4537            17.72                 NYSE
  8/24/99            (same)               3400      14.2132            17.57                 NYSE
  8/25/99            (same)               5400      14.125             17.59                 NYSE
  8/26/99            (same)               5400      14.25              17.54                 NYSE
  8/27/99            (same)               5400      14.3044            17.62                 NYSE

Total                                   82,400